Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 11 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements, except as noted below.

On July 7, 2023, the Company and Regentis executed Amendment No. 1 to the Merger Agreement to increase the merger consideration to $96 million from $95 million to account, in part, for the issuance of Regentis ordinary shares to Maxim pre-closing for the fee to which it would be entitled upon consummation of the business combination.

On July 10, 2023, the Company filed the initial Form S-4 with the SEC.

On July 25, 2023, the Company received written notice (the “Delisting Letter”) from the Nasdaq Capital Market (“Nasdaq”) that the Company had not regained compliance within 180 calendar days (or until July 24, 2023) in accordance with Nasdaq Listing Rule 5810(c)(3)(C) for compliance with Nasdaq Listing Rule 5550(b)(2) as the Company’s market value of listed securities for the thirty (30) consecutive business days, was below the required minimum of $35 million for continued listing on Nasdaq (the “MVLS Requirement”).

On July 27, 2023, the Company filed a Current Report on Form 8-K stating that the Company fully intends to appeal such determination by requesting a hearing to the Hearings Panel (the “Panel”), pursuant to the procedures set forth in the Nasdaq Listing Rule 5800 Series to stay the suspension of the Company’s securities and the filing of the Form 25-NSE pending the Panel’s decision, and on such date the Company requested the hearing, and wired the $20,000 fee to Nasdaq for the hearing, prior to 4:00 p.m. Eastern Time on August 1, 2023, as required in the Delisting Letter. The current hearing is scheduled to be held on September 21, 2023.

On July 28, 2023, the Company deposited $30,000, representing $0.037 per public share, into its Trust Account for its public stockholders, allowing the Company to extend the period of time it has to consummate its initial business combination by one month from August 2, 2023 to September 2, 2023, as the third of twelve, 1-month extension permitted under the Company’s governing documents. On July 31, 2023, the Company filed the Current Report on Form 8-K disclosing the same.

On August 8, 2023, the Company filed a Preliminary Proxy Statement on Schedule 14(a) for stockholders to approve the founder share amendment proposal to amend the Company’s existing certificate of incorporation dated as of May 27, 2021, as amended on December 1, 2022 by that certain First Amendment to the Amended and Restated Certificate of Incorporation and as further amended on May 30, 2023 by that certain Second Amendment to the Amended and Restated Certificate of Incorporation, as may be further amended (collectively, the “Existing OTEC Charter”), to provide for the right of the holders of Class B common stock of OTEC, par value $0.0001 per share (the “OTEC Class B Common Stock” or “Founder Shares”) to convert such shares of OTEC Class B Common Stock into shares of Class A common stock of OTEC, par value $0.0001 per share (“OTEC Class A Common Stock” and together with the Class B Common Stock, the “OTEC Common Stock”) on a one-to-one basis at the election of such holders (the “Founder Share Amendment Proposal”) in order to authorize OTEC to regain compliance with Nasdaq for purposes of complying with the MVLS Requirement of Listing Rule 5550(b)(2).

Note 11 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued.

On February 2, 2023, the Company caused to be deposited $125,000 into its Trust account for its public stockholders, representing $0.067 per public share, allowing the Company to extend the period of time it has to consummate its initial business combination by one month from February 2, 2022, to March 2, 2023.

On March 2, 2023, the Company deposited $125,000 into the Company’s Trust account for its public stockholders, representing $0.067 per public share, allowing the Company to extend the period of time it has to consummate its initial business combination by one month from March 2, 2023 to April 2, 2023. This deposit marked the fourth of six monthly extensions permitted under the Company’s governing documents.

On March 13, 2023, the Company entered into a Purchase Agreement (the “Purchase Agreement”) with the Original Sponsor and Aspire Acquisition LLC (the “New Sponsor”) pursuant to which the New Sponsor, or an entity designated by the New Sponsor, will purchase from the Original Sponsor 2,581,500 shares of Class B common stock of the Company (the “Class B common stock”), par value $0.0001 per share and 5,869,800 Private Placement Warrants, each of which is exercisable to purchase one share of Class A common stock of the Company, par value $0.0001 per share, for an aggregate purchase price of $1.00 (the “Purchase Price”) payable at the time the Company effects a merger, share exchange, asset acquisition, share exchange, asset acquisition, share purchase, recapitalization, reorganization, or business combination.

Pursuant to the Purchase Agreement, the New Sponsor has replaced the Company’s current directors and officers with directors and officers of the Company selected in the New Sponsor’s sole discretion. Joseph Adir, Michael Payne, Eric Blair, and Mitchell Gordon resigned as directors of the Company, and Joseph Adir, Charles Baumgartner, Ofer Oz, and Ken Hickling resigned as officers of the Company. Michael Peterson, Donald Fell, Venkatesh Srinivasan, and Siva Saravanan were appointed as directors of the Company. Suren Ajjarapu was appointed Chief Executive Officer and Chairman of the Company, and Francis Knuettel II was appointed as the Company’s Chief Financial Officer.

The Purchase Agreement and change in Company directors and officers are further described in the Form 8-K, filed by the Company on March 13, 2023.